Goldman Sachs Small Cap Value Fund
Goldman Sachs Small Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-104 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Small Cap Value Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Small Cap Value Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.22%	0.22%	0.22%	0.07%	0.57%	0.22%	0.22%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.22%	0.22%	0.22%	0.07%	0.07%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.44%	2.19%	2.19%	1.04%	1.54%	1.19%	1.69%
Fee Waiver and Expense Limitation	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses	[2][3]	1.36%	2.11%	2.11%	0.96%	1.46%	1.11%	1.61%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.93% as an annual percentage rate of the average daily net assets of the Fund (achieved by applying this rate to the first $2 billion in Fund assets, and the lower contractual rates thereafter); and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	681	973	1,286	2,173
Class B Shares	714	977	1,367	2,328
Class C Shares	314	677	1,167	2,517
Institutional Shares	98	323	566	1,264
Service Shares	149	479	832	1,828
Class IR Shares	113	370	647	1,436
Class R Shares	164	525	910	1,991

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	214	677	1,167	2,328
Class C Shares	214	677	1,167	2,517

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2012 was 50% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. As of November 30, 2012, the capitalization range of the Russell 2000® Value Index was between $42.7 million and $4.8 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may also invest in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2012 was 13.08%. Best Quarter Q2 ’03 +19.97% Worst Quarter Q4 ’08 –24.77%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Small Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(5.11%)	0.92%	7.15%	9.51%	Oct. 22, 1992
Class A Shares Returns After Taxes on Distributions	(5.38%)	0.14%	6.28%	8.40%	Oct. 22, 1992
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.97%)	0.58%	6.04%	8.04%	Oct. 22, 1992
Class A Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	10.38%	Oct. 22, 1992
Class B Shares	(5.31%)	0.91%	7.11%	8.31%	May 01, 1996
Class B Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	8.47%	May 01, 1996
Class C Shares	(1.32%)	1.32%	6.97%	6.98%	Aug. 15, 1997
Class C Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	7.02%	Aug. 15, 1997
Institutional Shares	0.81%	2.50%	8.20%	8.22%	Aug. 15, 1997
Institutional Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	7.02%	Aug. 15, 1997
Service Shares	0.32%	1.99%	7.66%	7.69%	Aug. 15, 1997
Service Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	7.02%	Aug. 15, 1997
Class IR Shares	0.67%			3.93%	Nov. 30, 2007
Class IR Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)			(0.01%)	Nov. 30, 2007
Class R Shares	0.19%			3.44%	Nov. 30, 2007
Class R Shares Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)			(0.01%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.